August 29, 2014

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	IndexIQ Trust – IQ ALPHA Hedge Strategy Fund, Investor and Institutional Class Shares (File Nos. 333-149351 and 811-22185) (the “Registrant”)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2014 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Adam S. Patti

Adam S. Patti

President